Redeemable Noncontrolling Interest (Details) $ in Millions		12 Months Ended
	Apr. 01, 2020 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($) shares
Redeemable Noncontrolling Interest [Line Items]
Payments for Repurchase of Redeemable Noncontrolling Interest		$ 243.0		$ 11.2		$ 296.9
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance, Beginning of year		225.6	[1]	214.5		503.7
Net income attributable to NCI		0.0		9.7		5.7
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest		0.0		4.6		(3.3)
Stock Issued During Period, Value, Stock Options Exercised Attributable to Redeemable Noncontrolling Interest		16.0		7.7		9.4
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests		(241.6)		(11.2)		(298.2)
Adjustment to carrying amount of redeemable noncontrolling interest		0.0		0.3		(2.8)
Balance, End of year		$ 0.0	[1]	$ 225.6	[1]	$ 214.5
ARX Holding Corp.
Redeemable Noncontrolling Interest [Line Items]
Number of Shares Put Pursuant to Stockholders' Agreement | shares						204,527
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares						5,483
Payments to Acquire Interest in Subsidiaries and Affiliates						$ 295.9
Payments for Repurchase of Redeemable Noncontrolling Interest	$ 243.0

[1]	See Note 15 – Redeemable Noncontrolling Interest for further discussion.